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						      File Number:  33-84546
                                               Filed Pursuant to Rule 497(e)
                                               of the Securities Act of 1933

                                                               May 1, 2017


      Supplement to the Prospectuses and Summary Prospectuses, each dated
                                  May 1, 2017


Portfolio                                         Prospectus
---------                                         ------------------------------
Pioneer Bond VCT Portfolio                        Class I and Class II
Pioneer Emerging Markets VCT Portfolio            Class I and Class II
Pioneer Equity Income VCT Portfolio               Class I and Class II
Pioneer Fund VCT Portfolio                        Class I and Class II
Pioneer High Yield VCT Portfolio                  Class I and Class II
Pioneer Mid Cap Value VCT Portfolio               Class I and Class II
Pioneer Real Estate Shares VCT Portfolio          Class I and Class II
Pioneer Select Mid Cap Growth VCT Portfolio       Class I
Pioneer Strategic Income VCT Portfolio            Class I and Class II


Pioneer Investment Management, Inc. (the "Adviser"), each portfolio's investment adviser, is currently an indirect, wholly owned subsidiary of UniCredit S.p.A. ("UniCredit"). On December 12, 2016, UniCredit announced that it has entered into a binding agreement for the sale of its Pioneer Investments business, which includes the Adviser, to Amundi (the "Transaction"). Amundi is headquartered in Paris, France, and, as of December 31, 2016, had more than $1.1 trillion in assets under management worldwide. The closing of the Transaction is expected to happen in 2017, subject to certain regulatory and antitrust approvals, and other conditions.

Under the Investment Company Act of 1940, the closing of the Transaction will cause each portfolio's current investment advisory agreement with the Adviser to terminate. Accordingly, each portfolio's Board of Trustees has approved a new investment advisory agreement for the portfolio, which will be submitted to the shareholders of the portfolio for their approval.



                                                                   30136-01-0517
                                        (C) 2017 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC